Decreases in value Deemed to be Other-Than-Temporary (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Available for sale Securities KRW	Dec. 31, 2009 Available for sale Securities KRW	Dec. 31, 2008 Available for sale Securities KRW	Dec. 31, 2010 Held-to-maturity Securities KRW	Dec. 31, 2009 Held-to-maturity Securities KRW	Dec. 31, 2008 Held-to-maturity Securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total other-than-temporary impairment losses					8,748,000,000	11,486,000,000	147,695,000,000
Unrealized other-than-temporary impairment losses recognized in OCI						957,000,000
Debt securities					8,748,000,000	10,529,000,000	147,695,000,000	442,000,000	2,776,000,000	1,199,000,000
Equity securities					905,000,000	94,791,000,000	97,371,000,000
Other-than-temporary impairment losses		9,653,000,000	105,320,000,000	245,066,000,000
Total other-than-temporary impairment losses	$ 8,927,000	10,095,000,000	108,096,000,000	246,265,000,000